Loss Per Share - Summary of Loss (Profit) Per Share (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basic loss per share
Loss attributable to common shareholders	$ 109,828,218	$ 15,531,911
Weighted average number of common shares	370,530,748	354,593,084
Basic loss per share	$ 0.30	$ 0.04
Diluted loss per share
Loss attributable to common shareholders	$ 109,828,218	$ 15,531,911
Interest expense on convertible debentures	0	(11,822,910)
Mark to market gain on convertible debentures	0	21,821,831
Diluted Loss attributable to common shareholders	$ 109,828,218	$ 25,530,832
Weighted average number of common shares	370,530,748	354,593,084
Effect on conversion of convertible debentures	0	48,083,337
Weighted average number of common shares (diluted) at December 31	370,530,748	402,676,421
Diluted loss per common share	$ 0.30	$ 0.06